Consolidated Statements of Comprehensive Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Net income	$ 23,658,905	$ 11,022,593	$ 60,204,775	$ 30,102,527
Other Comprehensive Income / (Loss):
Foreign currency translation (loss) / gain	(128,957)	87,427	(11,697)	(8,896)
Total Comprehensive Income	$ 23,529,948	$ 11,110,020	$ 60,193,078	$ 30,093,631